INVESTMENTS IN AFFILIATES - SUMMARIZED FINANCIAL INFORMATION OF HILLI LLC (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Current assets	$ 132,510	$ 164,529
Current liabilities	(313,218)	(136,107)
Hilli LLC
Schedule of Equity Method Investments [Line Items]
Current assets	57,895	124,642
Non-current assets	1,308,377	1,392,711
Current liabilities	(49,317)	(109,773)
Non-current liabilities	$ (944,482)	$ (1,004,184)